Derivative financial instruments - Reclassified from OCI to Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	€ 119.5	€ (514.3)	€ (935.2)
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	119.6	(514.3)	(935.2)
Cash Flow Hedges | Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	117.8	(504.6)	(891.4)
Cash Flow Hedges | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	2.3	1.1	(15.4)
Cash Flow Hedges | Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognised in fuel and oil operating expenses, net of tax	€ (0.5)	€ (10.8)	€ (28.4)